Fair Value Measurements (Tables)	12 Months Ended
Mar. 03, 2012
Fair Value Measurements [Abstract]
Fair value measurement of company's assets and liabilities

As at March 3, 2012	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$5	$—	$—	$5
Bankers acceptances	—	284	—	284
Term deposits/certificates	—	217	—	217
Commercial paper	—	402	—	402
Non-U.S. treasury bills/notes	—	71	—	71
U.S. treasury bills/notes	—	114	—	114
U.S. government sponsored enterprise notes	—	127	—	127
Non-U.S. government sponsored enterprise notes	—	18	—	18
Corporate notes/bonds	—	159	7	166
Asset-backed securities	—	109	—	109
Auction-rate securities	—	—	36	36
Other investments	—	—	25	25

Total available-for-sale investments	$5	$1,501	$68	$1,574
Currency forward contracts	—	55	—	55
Currency options contracts	—	17	—	17

Total assets	$5	$1,573	$68	$1,646

Liabilities
Currency forward contracts	$—	$34	$—	$34
Currency option contracts	—	1	—	1

Total liabilities	$—	$35	$—	$35

As at February 26, 2011	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$20	$—	$—	$20
Bankers acceptances	—	468	—	468
Term deposits/certificates	—	125	—	125
Commercial paper	—	416	—	416
Non-U.S. treasury bills/notes	—	509	—	509
U.S. treasury bills/notes	—	82	—	82
U.S. government sponsored enterprise notes	—	191	—	191
Non-U.S. government sponsored enterprise notes	—	26	—	26
Corporate notes/bonds	—	335	11	346
Asset-backed securities	—	141	—	141
Auction-rate securities	—	—	35	35
Other investments	—	—	25	25

Total available-for-sale investments	$20	$2,293	$71	$2,384
Currency forward contracts	—	63	—	63
Currency options contracts	—	1	—	1

Total assets	$20	$2,357	$71	$2,448

Liabilities
Currency forward contracts	$—	$129	$—	$129
Currency option contracts	—	1	—	1

Total liabilities	$—	$130	$—	$130

Summary of changes in fair value of the Company's Level 3 assets

Level 3
Balance at February 27, 2010	$48
Change in market values	2
Transfers out of Level 3	(4)
Transfers into Level 3	25

Balance at February 26, 2011	71
Change in market values	1
Principal repayments received	(4)
Transfers out of Level 3	—
Transfers into Level 3	—

Balance at March 3, 2012	$68